Cover	Jul. 08, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 08, 2021
Entity File Number	1-35327
Entity Registrant Name	GENIE ENERGY LTD.
Entity Central Index Key	0001528356
Entity Tax Identification Number	45-2069276
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	(973)
Local Phone Number	438-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Class B common stock, par value $.01 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class B common stock, par value $.01 per share
Trading Symbol	GNE
Security Exchange Name	NYSE
Series 2012-A Preferred stock, par value $.01 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Series 2012-A Preferred stock, par value $.01 per share
Trading Symbol	GNE PRA
Security Exchange Name	NYSE